EXPLANATORY NOTE

These materials provide, in interactive data format using the eXtensible Business Reporting Language, information included in a supplement dated October 11, 2011 and electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”) (SEC Accession No. 0001104659-11-055689 ) to the definitive versions of the Registrant’s prospectus and Statement of Additional Information regarding the Multi-Strategy Alternative Fund, dated January 31, 2011, and electronically filed with the SEC pursuant to Rule 497(c) under the 1933 Act on February 4, 2011 (SEC Accession No. 0001104659-11-005144).